Derivative Positions (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Credit Default Swap [Member]
Fair values of written CDS	$ 6		$ 1
Derivative Financial Instruments, Assets
Notional amount of derivatives	182,446	[1]	190,372
Derivative asset positions	9,120	[1]	6,203
Derivative Financial Instruments, Assets | Designated as Hedging Instrument | Cash Flow Hedging
Derivatives designated as hedging relationships, notional amount	16,397	[1],[2]	16,897	[2]
Derivative asset positions	1,057	[1],[2]	947	[2]
Derivative Financial Instruments, Assets | Designated as Hedging Instrument | Cash Flow Hedging | Equity Contract | Available-for-Sale Securities | Trading Account Assets
Derivatives designated as hedging relationships, notional amount	1,547	[1],[2]	1,547	[2]
Derivative asset positions	0	[1],[2]	0	[2]
Derivative Financial Instruments, Assets | Designated as Hedging Instrument | Cash Flow Hedging | Interest Rate Contract | Floating Rate Loans | Trading Account Assets
Derivatives designated as hedging relationships, notional amount	14,850	[1],[2]	15,350	[2]
Derivative asset positions	1,057	[1],[2]	947	[2]
Derivative Financial Instruments, Assets | Designated as Hedging Instrument | Fair Value Hedging
Derivatives designated as hedging relationships, notional amount	1,000	[1],[3]
Derivative asset positions	56	[1],[3]
Derivative Financial Instruments, Assets | Designated as Hedging Instrument | Fair Value Hedging | Equity Contract | Available-for-Sale Securities | Trading Account Assets
Derivatives designated as hedging relationships, notional amount	0	[1],[3]
Derivative asset positions	0	[1],[3]
Derivative Financial Instruments, Assets | Designated as Hedging Instrument | Fair Value Hedging | Interest Rate Contract | Fixed Rate Debt | Trading Account Assets
Derivatives designated as hedging relationships, notional amount	1,000	[1],[3]
Derivative asset positions	56	[1],[3]
Derivative Financial Instruments, Assets | Nondesignated
Derivatives not designated as hedging instruments, notional amount	165,049	[1],[4]	173,475	[4]
Derivative asset positions	8,007	[1],[4]	5,256	[4]
Derivative Financial Instruments, Assets | Nondesignated | Future [Member]
Notional Amount of Interest Rate Derivatives	1,203		1,400
Derivative Financial Instruments, Assets | Nondesignated | Equity Contract | Trading Activity | Trading Account Assets
Derivatives not designated as hedging instruments, notional amount	10,168	[1],[4],[5]	5,010	[4],[6]
Derivative asset positions	1,013	[1],[4]	583	[4]
Derivative Financial Instruments, Assets | Nondesignated | Interest Rate Contract | Fixed Rate Debt | Trading Account Assets
Derivatives not designated as hedging instruments, notional amount	437	[1],[4]	1,273	[4]
Derivative asset positions	13	[1],[4]	41	[4]
Derivative Financial Instruments, Assets | Nondesignated | Interest Rate Contract | Mortgage Servicing Rights | Other Assets [Member]
Derivatives not designated as hedging instruments, notional amount	28,800	[1],[4]	20,474	[4]
Derivative asset positions	472	[1],[4]	152	[4]
Derivative Financial Instruments, Assets | Nondesignated | Interest Rate Contract | Loans | Other Assets [Member]
Derivatives not designated as hedging instruments, notional amount	2,657	[1],[4]	7,269	[4],[7]
Derivative asset positions	19	[1],[4]
Derivative liability positions, fair value			92	[4]
Derivative Financial Instruments, Assets | Nondesignated | Interest Rate Contract | Trading Activity | Trading Account Assets
Derivatives not designated as hedging instruments, notional amount	113,420	[1],[4],[5]	132,286	[4],[6]
Derivative asset positions	6,226	[1],[4]	4,211	[4]
Derivative Financial Instruments, Assets | Nondesignated | Interest Rate Contract | Corporate Bonds and Loans
Derivatives not designated as hedging instruments, notional amount			0	[4]
Derivative asset positions			0	[4]
Derivative Financial Instruments, Assets | Nondesignated | Foreign Exchange Contract | Trading Activity | Trading Account Assets
Derivatives not designated as hedging instruments, notional amount	2,532	[1],[4]	2,691	[4]
Derivative asset positions	127	[1],[4]	92	[4]
Derivative Financial Instruments, Assets | Nondesignated | Foreign Exchange Contract | Foreign-Denominated Debt and Commercial Loans | Trading Account Assets
Derivatives not designated as hedging instruments, notional amount	33	[1],[4]	1,083	[4]
Derivative asset positions	1	[1],[4]	17	[4]
Derivative Financial Instruments, Assets | Nondesignated | Credit Risk Contract | Loans | Trading Account Assets
Derivatives not designated as hedging instruments, notional amount	45	[1],[4]	15	[4]
Derivative asset positions	1	[1],[4]	0	[4]
Derivative Financial Instruments, Assets | Nondesignated | Credit Risk Contract | Trading Activity | Trading Account Assets
Derivatives not designated as hedging instruments, notional amount	1,841	[1],[4],[8]	1,094	[4],[9]
Derivative asset positions	28	[1],[4]	39	[4]
Derivative Financial Instruments, Assets | Nondesignated | Other Contract | Loans | Other Assets [Member]
Derivatives not designated as hedging instruments, notional amount	4,909	[1],[4]	2,169	[4]
Derivative asset positions	84	[1],[4]	18	[4]
Derivative Financial Instruments, Assets | Nondesignated | Other Contract | Trading Activity | Trading Account Assets
Derivatives not designated as hedging instruments, notional amount	207	[1],[4]	111	[4]
Derivative asset positions	23	[1],[4]	11	[4]
Derivative Financial Instruments, Liabilities
Notional amount of derivatives	128,350	[1]	131,799
Derivative liability positions, fair value	7,499	[1]	5,174
Derivative Financial Instruments, Liabilities | Designated as Hedging Instrument | Cash Flow Hedging
Derivatives designated as hedging relationships, notional amount	1,547	[1],[2]	2,047	[2]
Derivative liability positions, fair value	189	[1],[2]	155	[2]
Derivative Financial Instruments, Liabilities | Designated as Hedging Instrument | Cash Flow Hedging | Equity Contract | Available-for-Sale Securities | Trading Liabilities
Derivatives designated as hedging relationships, notional amount	1,547	[1],[2]	1,547	[2]
Derivative liability positions, fair value	189	[1],[2]	145	[2]
Derivative Financial Instruments, Liabilities | Designated as Hedging Instrument | Cash Flow Hedging | Interest Rate Contract | Floating Rate Loans | Trading Liabilities
Derivatives designated as hedging relationships, notional amount	0	[1],[2]	500	[2]
Derivative liability positions, fair value	0	[1],[2]	10	[2]
Derivative Financial Instruments, Liabilities | Designated as Hedging Instrument | Fair Value Hedging
Derivatives designated as hedging relationships, notional amount	450	[1],[3]
Derivative liability positions, fair value	1	[1],[3]
Derivative Financial Instruments, Liabilities | Designated as Hedging Instrument | Fair Value Hedging | Equity Contract | Available-for-Sale Securities | Trading Liabilities
Derivatives designated as hedging relationships, notional amount	450	[1],[3]
Derivative liability positions, fair value	1	[1],[3]
Derivative Financial Instruments, Liabilities | Designated as Hedging Instrument | Fair Value Hedging | Interest Rate Contract | Fixed Rate Debt | Trading Liabilities
Derivatives designated as hedging relationships, notional amount	0	[1],[3]
Derivative liability positions, fair value	0	[1],[3]
Derivative Financial Instruments, Liabilities | Nondesignated
Derivatives not designated as hedging instruments, notional amount	126,353	[1],[4]	129,752	[4]
Derivative liability positions, fair value	7,309	[1],[4]	5,019	[4]
Derivative Financial Instruments, Liabilities | Nondesignated | Equity Contract | Trading Activity | Trading Liabilities
Derivatives not designated as hedging instruments, notional amount	10,445	[1],[4]	8,012	[4]
Derivative liability positions, fair value	1,045	[1],[4]	730	[4]
Derivative Financial Instruments, Liabilities | Nondesignated | Interest Rate Contract | Fixed Rate Debt | Trading Liabilities
Derivatives not designated as hedging instruments, notional amount	60	[1],[4]	60	[4]
Derivative liability positions, fair value	9	[1],[4]	4	[4]
Derivative Financial Instruments, Liabilities | Nondesignated | Interest Rate Contract | Mortgage Servicing Rights | Other Liabilities
Derivatives not designated as hedging instruments, notional amount	2,920	[1],[4]	6,480	[4]
Derivative liability positions, fair value	29	[1],[4]	73	[4]
Derivative Financial Instruments, Liabilities | Nondesignated | Interest Rate Contract | Loans | Other Liabilities
Derivatives not designated as hedging instruments, notional amount	6,228	[1],[10],[4]	2,383	[4]
Derivative liability positions, fair value	54	[1],[4]	20	[4]
Derivative Financial Instruments, Liabilities | Nondesignated | Interest Rate Contract | Trading Activity | Trading Liabilities
Derivatives not designated as hedging instruments, notional amount	101,042	[1],[4]	105,926	[4]
Derivative liability positions, fair value	5,847	[1],[4]	3,884	[4]
Derivative Financial Instruments, Liabilities | Nondesignated | Interest Rate Contract | Corporate Bonds and Loans | Trading Liabilities
Derivatives not designated as hedging instruments, notional amount			5	[4]
Derivative liability positions, fair value			0	[4]
Derivative Financial Instruments, Liabilities | Nondesignated | Foreign Exchange Contract | Trading Activity | Trading Liabilities
Derivatives not designated as hedging instruments, notional amount	2,739	[1],[4]	2,818	[4]
Derivative liability positions, fair value	125	[1],[4]	91	[4]
Derivative Financial Instruments, Liabilities | Nondesignated | Foreign Exchange Contract | Foreign-Denominated Debt and Commercial Loans | Trading Liabilities
Derivatives not designated as hedging instruments, notional amount	460	[1],[4]	495	[4]
Derivative liability positions, fair value	129	[1],[4]	128	[4]
Derivative Financial Instruments, Liabilities | Nondesignated | Credit Risk Contract | Loans | Trading Liabilities
Derivatives not designated as hedging instruments, notional amount	308	[1],[4]	227	[4]
Derivative liability positions, fair value	3	[1],[4]	2	[4]
Derivative Financial Instruments, Liabilities | Nondesignated | Credit Risk Contract | Trading Activity | Trading Liabilities
Derivatives not designated as hedging instruments, notional amount	1,809	[1],[4],[8]	1,039	[4]
Derivative liability positions, fair value	23	[1],[4]	34	[4]
Derivative Financial Instruments, Liabilities | Nondesignated | Other Contract | Loans | Other Liabilities
Derivatives not designated as hedging instruments, notional amount	139	[1],[11],[4]	2,196	[12],[4]
Derivative liability positions, fair value	22	[1],[11],[4]	42	[12],[4]
Derivative Financial Instruments, Liabilities | Nondesignated | Other Contract | Trading Activity | Trading Liabilities
Derivatives not designated as hedging instruments, notional amount	203	[1],[4]	111	[4]
Derivative liability positions, fair value	$ 23	[1],[4]	$ 11	[4]

[1]	During 2011, the Company began offsetting cash collateral paid to and received from derivative counterparties when the derivative contracts are subject to ISDA master netting arrangements and meet the derivatives accounting requirements. The effects of offsetting on the Company's Consolidated Balance Sheets as of December 31, 2011 are presented in Note 19, "Fair Value Election and Measurement."
[2]	See “Cash Flow Hedges” in this Note for further discussion.
[3]	See “Fair Value Hedges” in this Note for further discussion.
[4]	See “Economic Hedging and Trading Activities” in this Note for further discussion.
[5]	Amounts include $16.7 billion and $0.6 billion of notional related to interest rate futures and equity futures, respectively. These futures contracts settle in cash daily and therefore, no derivative asset or liability is recognized.
[6]	Amounts include $25.0 billion and $0.5 billion of notional related to interest rate futures and equity futures, respectively. These futures contracts settle in cash daily and therefore, no derivative asset or liability is recognized.
[7]	Amount includes $1.4 billion of notional amounts related to interest rate futures. These futures contracts settle in cash daily and therefore, no derivative asset or liability is recognized.
[8]	Asset and liability amounts include $2 million and $6 million, respectively, of notional from purchased and written credit risk participation agreements, respectively, which notional is calculated as the notional of the derivative participated adjusted by the relevant RWA conversion factor.
[9]	Asset and liability amounts include $1 million and $8 million, respectively, of notional from purchased and written interest rate swap risk participation agreements, respectively, which notional is calculated as the notional of the interest rate swap participated adjusted by the relevant RWA conversion factor.
[10]	Amount includes $1.2 billion of notional amounts related to interest rate futures. These futures contracts settle in cash daily and therefore, no derivative asset or liability is recognized.
[11]	Includes a $22 million derivative liability recognized in other liabilities in the Consolidated Balance Sheets, related to a notional amount of $134 million. The notional amount is based on the number of Visa Class B shares, 3.2 million, the conversion ratio from Class B shares to Class A shares, and the Class A share price at the derivative inception date of May 28, 2009. This derivative was established upon the sale of Class B shares in the second quarter of 2009 as discussed in Note 18, “Reinsurance Arrangements and Guarantees.”
[12]	Includes a $23 million derivative liability recognized in other liabilities in the Consolidated Balance Sheets, related to a notional amount of $134 million. The notional amount is based on the number of Visa Class B shares, 3.2 million, the conversion ratio from Class B shares to Class A shares, and the Class A share price at the derivative inception date of May 28, 2009. This derivative was established upon the sale of Class B shares in the second quarter of 2009 as discussed in Note 18, “Reinsurance Arrangements and Guarantees.”